Derivative Financial Instruments (Narrative) (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2019	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017
Cash Flow Hedge:
Derivative, Notional Amount	[1]	¥ 1,656,900.0		¥ 1,456,500.0
Credit Derivatives:
Carrying value of credit protection, offsetting with purchased protection with identical underlying referenced entities, in approximate		35.0		52.0
Notional amounts of credit protection, offsetting with purchased protection with identical underlying referenced entities, in approximate		2,687.0		2,416.0
Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features:
Aggregate fair value of derivative instruments with credit-risk-related contingent features in a liability position, in approximate		600.0		700.0
Aggregate fair value of derivative instruments with credit-risk-related contingent features in a liability position, posted collateral, in approximate		85.0		127.0
Additional collateral amount which could be requested if the MUFG Group's debt falls below investment grade		84.0		78.0
Early termination amount which could be requested if the MUFG Group's debt falls below investment grade		¥ 56.0		¥ 65.0
MUAH [Member]
Cash Flow Hedge:
Approximate losses expected to be reclassified to net interest income during the twelve months ending June 30, 2019			¥ 9.8
Fair Value Hedges:
Type of fair value hedging instruments used in interest rate hedging strategy			Interest rate swaps
Objective for interest rate hedging strategy			Mitigated the changes in fair value of the hedged liability caused by changes in the designated benchmark interest rate, LIBOR.
MUAH [Member] | Interest Rate Floor [Member]
Cash Flow Hedge:
Derivative, Description of hedged item			Benchmark interest rate on LIBOR indexed loans
MUAH [Member] | Interest Rate Swap [Member]
Cash Flow Hedge:
Derivative, Description of hedged item			Benchmark interest rate on LIBOR indexed short-term borrowings
MUAH [Member] | Interest Rate Swap [Member] | Maximum [Member]
Fair Value Hedges:
Losses on the hedging instruments			¥ 1.0		¥ 1.0
Gains on the hedged liability			¥ 1.0		¥ 1.0
MUAH [Member] | Cash Flow Hedging [Member] | Weighted Average [Member]
Cash Flow Hedge:
Remaining life of the active cash flow hedges, in years			2 years 7 months 6 days
MUAH [Member] | Cash Flow Hedging [Member] | Interest Rate Floor [Member]
Cash Flow Hedge:
Derivative, Notional Amount			¥ 55.5
MUAH [Member] | Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Cash Flow Hedge:
Derivative, Notional Amount			¥ 19.3

[1]	Includes both written and purchased positions.